Financial risk - Collateral held against financial assets other than loans (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Financial assets
Cash primarily for derivatives	$ 2,187	$ 2,480
Securities under reverse repurchase agreement	1,404	6,814
Securities under derivatives and stock borrowing	28	32
Total other collateral held	3,619	9,326
Parent Entity
Financial assets
Cash primarily for derivatives	1,751	2,354
Securities under reverse repurchase agreement	1,404	6,814
Securities under derivatives and stock borrowing	28	32
Total other collateral held	$ 3,183	$ 9,200